Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of balance sheet
As of February 19, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$203,119,261		$203,119,261
Total liabilities	$7,351,899		$7,351,899
Class A common stock subject to possible redemption	190,767,360	10,482,640	201,250,000
Preferred stock	—	—	—
Class A common stock	165	(105)	60
Class B common stock	503	—	503
Additional paid-in capital	5,051,492	(5,051,492)	—
Accumulated deficit	(52,158)	(5,430,983)	(5,483,201)
Total stockholders’ equity (deficit)	$5,000,002	$(10,482,640)	$(5,482,638)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$203,119,261	$—	$203,119,261
As of March 31, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$202,959,356		$202,959,356
Total liabilities	$7,284,061		$7,284,061
Class A common stock subject to possible redemption	190,675,290	10,574,710	201,250,000
Preferred stock	—	—	—
Class A common stock	166	(106)	60
Class B common stock	503	—	503
Additional paid-in capital	5,168,561	(5,168,561)	—
Accumulated deficit	(169,225)	(5,405,983)	(5,575,268)
Total stockholders’ equity (deficit)	$5,000,005	$(10,574,710)	$(5,574,705)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$202,959,356	$—	$202,959,356
As of June 30, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$202,246,887		$202,246,887
Total liabilities	$8,737,504		$8,737,504
Class A common stock subject to possible redemption	188,509,380	12,740,620	201,250,000
Preferred stock	—	—	—
Class A common stock	188	(128)	60
Class B common stock	503	—	503
Additional paid-in capital	7,334,449	(7,334,449)	—
Accumulated deficit	(2,335,137)	(5,405,983)	(7,741,180)
Total stockholders’ equity (deficit)	$5,000,003	$(12,740,620)	$(7,740,617)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$202,246,887	$—	$202,246,887

Schedule of cash flows
Three Months Ended March 31, 2021
	As Previously Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$190,767,360	$(190,767,360)	$—
Change in value of Class A common stock subject to possible redemption	$(92,070)	$92,070	$—
Six Months Ended June 30, 2021
	As Previously Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$190,767,360	$(190,767,360)	$—
Change in value of Class A common stock subject to possible redemption	$(2,257,980)	$2,257,980	$—

Schedule of statements of operations
	Earnings Per Share
	As Previously Reported	Adjustment	As Restated
Three Months Ended March 31, 2021
Net loss	$(168,193)	$—	$(168,193)
Weighted average shares outstanding – Class A common stock	20,727,500	(11,054,667)	9,672,833
Basic and diluted earnings per share – Class A common stock	$—	$(0.01)	$(0.01)
Weighted average shares outstanding – Class B common stock	4,681,250	—	4,681,250
Basic and diluted earnings per share – Class B common stock	$(0.04)	$0.03	$(0.01)
	Earnings Per Share
	As Previously Reported	Adjustment	As Restated
Three Months Ended June 30, 2021
Net loss	$(2,165,912)	$—	$(2,165,912)
Weighted average shares outstanding – Class A common stock	20,125,000	602,500	20,727,500
Basic and diluted earnings per share – Class A common stock	$—	$(0.08)	$(0.08)
Weighted average shares outstanding – Class B common stock	5,633,750	(602,500)	5,031,250
Basic and diluted earnings per share – Class B common stock	$(0.38)	$0.30	$(0.08)
	Earnings Per Share
	As Previously Reported	Adjustment	As Restated
Six Months Ended June 30, 2021
Net loss	$(2,334,105)	$—	$(2,334,105)
Weighted average shares outstanding – Class A common stock	20,125,000	(4,894,296)	15,230,704
Basic and diluted earnings per share – Class A common stock	$—	$(0.12)	$(0.12)
Weighted average shares outstanding – Class B common stock	5,299,938	(442,721)	4,857,217
Basic and diluted earnings per share – Class B common stock	$(0.44)	$0.32	$(0.12)

Schedule of basic and diluted net income (loss) per share
	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(980,031)	$(237,886)	$(2,758,291)	$(793,731)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	20,727,500	5,031,250	17,083,104	4,915,865
Basic and diluted net loss per ordinary share	$(0.05)	$(0.05)	$(0.16)	$(0.16)
	For the Period From August 21, 2020 (inception) through September 30, 2020
	Class A	Class B
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$—	$(1,032)

Denominator:
Basic and diluted weighted average ordinary shares outstanding	—	4,375,000
Basic and diluted net loss per ordinary share	$—	$(0.00)